EVENT AFTER REPORTING PERIOD (Details Narrative) - CAD ($)		9 Months Ended
	Oct. 01, 2024	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Gross proceeds	$ 65,000	$ 29,000	$ 200,000
Shares issued	650,000
Warrant share price	$ 0.15
Warrant term	3 years	2 years 3 months 29 days
Payment for finders fee	$ 1,500
Purchase share warrants	15,000
Warrant exercisable term	2 years
Warrant exercisable share price	$ 0.15